Share-based compensation (Details - Assumptions)	9 Months Ended
Sep. 30, 2022 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	177.90%
Expected life	5 years 6 months
Risk free interest rate	3.20%
Option | shares	730,000
Exercise Price | $ / shares	$ 0.08
Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	211.00%
Expected life	3 years 4 months 24 days
Risk free interest rate	0.31%